Condensed Statement of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Net loss	$ (118,767)	¥ (772,730)	¥ (633,598)	¥ (428,099)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	18,592	120,963	(142,526)	(41,518)
Comprehensive loss	(159,632)	(1,038,607)	(789,396)	(359,757)
Comprehensive loss attributable to the Company's ordinary shareholders	(137,359)	(893,693)	(491,072)	(386,581)
Parent Company
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Net loss	(118,767)	(772,730)	(633,598)	(428,099)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(18,592)	(120,963)	142,526	41,518
Other comprehensive income (loss), net of tax of nil:	(18,592)	(120,963)	142,526	41,518
Comprehensive loss	(137,359)	(893,693)	(491,072)	(386,581)
Comprehensive loss attributable to the Company's ordinary shareholders	$ (137,359)	¥ (893,693)	¥ (491,072)	¥ (386,581)